Tax assets and liabilities (Details Text) - BRL (R$)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cofins [Abstract]
Reversal of legal liabilities			R$ 7,950,000
Effect on interest expense and similar charges			2,057,000
Income taxes			5,893,000
Gain taxed at the current rates			3,180,000
Offset paid in the period 1999-2006 - income taxes			381,597
Offset paid in the period 1999-2006 - interest and similar income			383,560
Taxes on revenues			306,102
Tax hedge of Grand Cayman and of Santander Brasil EFC
Foreign exchange variations as a result of foreign investments	R$ 893,000	R$ (7,408,000)	14,779,000
Derivative contracts contracted to cover the positions	(1,703,000)	14,123,000	26,311,000
Derivatives tax effect	810,000	(6,715,000)	11,532,000
Derivatives tax effect - PIS/ COFINS	80,000	657,000	1,223,000
Derivatives tax effect - IRPJ/CSLL	R$ 730,000	R$ 6,058,000	R$ 10,308,000